                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]: Amendment Number: _____

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern             New York, New York             February 11, 2002
------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $2,185,236 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

--------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2            COLUMN 3         COLUMN 4                 COLUMN 5             COLUMN 6
--------                    --------            --------         --------          ---------------------       --------

--------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                                  VALUE        SHRS OR   SH/    PUT/      INVESTMENT
NAME OF ISSUER                 CLASS              CUSIP           (x $1000)        PRN AMT   PRN    CALL      DISCRETION
------------------------    ------------    ----------------    -----------        -------   ---    ----      ----------

--------------------------------------------------------------------------------------------------------------------------------
SHAW COMMUNI-
CATIONS INC                 CL B            82028K 20 0             626,089     29,532,498   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
ALBERTA ENERGY
LTD                         COM             012873 10 5             641,092     16,937,703   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA             COM             462846 10 6             326,080      7,444,740   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL
GROUP INC                   COM             480074 10 3             311,483      9,390,506   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC           COM             984757 10 4             168,605      7,440,651   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
BLYTH INC                   COM             09643P 10 8             104,907      4,512,144   SH               SOLE
--------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND AND            DEPOSIT-        651426 10 8               6,980        235,800   SH               SOLE
FARMING CO CAL              ARY REC
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------

COLUMN 1                      COLUMN 7                     COLUMN 8
--------                      --------         -----------------------------

----------------------------------------------------------------------------
                              OTHER                     VOTING AUTHORITY
NAME OF ISSUER                MANAGERS           SOLE        SHARED     NONE
------------------------      --------         --------      ------     ----

----------------------------------------------------------------------------
SHAW COMMUNI-
CATIONS INC                                      29,532,498
----------------------------------------------------------------------------
ALBERTA ENERGY
LTD                                              16,937,703
----------------------------------------------------------------------------
IRON MTN INC PA                                   7,444,740
----------------------------------------------------------------------------
JONES APPAREL
GROUP INC                                         9,390,506
----------------------------------------------------------------------------
YANKEE CANDLE INC                                 7,440,651
----------------------------------------------------------------------------
BLYTH INC                                         4,512,144
----------------------------------------------------------------------------
NEWHALL LAND AND                                    235,800
FARMING CO CAL
----------------------------------------------------------------------------